                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM N-Q

            QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-3023

                                  FORUM FUNDS
                              Two Portland Square
                              Portland, ME 04101
                                 207-879-1900

           Simon D. Collier, President & Principal Executive Officer
                              Two Portland Square
                              Portland, ME 04101
                                 207-553-7110


                     Date of fiscal year end: May 31, 2007

        Date of reporting period: December 1, 2006 - February 28, 2007

Item 1. Schedule of Investments.

--------------------------------------------------------------------------------
BROWN ADVISORY GROWTH EQUITY FUND
SCHEDULE OF INVESTMENTS
February 28, 2007 (Unaudited)
--------------------------------------------------------------------------------

Shares                                                                 Value
------                                                              -----------

COMMON STOCK - 97.5%
CONSUMER DISCRETIONARY - 14.6%
      37,000   Best Buy Co., Inc.                                   $ 1,719,390
      66,000   Comcast Corp., Class A(a)                              1,679,700
      18,750   Kohl's Corp.(a)                                        1,293,562
      37,000   Lowe's Cos., Inc.                                      1,204,720
      30,000   Marriott International, Inc., Class A                  1,437,300
      29,500   PetSmart, Inc.                                           894,145
      24,000   Target Corp.                                           1,476,720
                                                                    -----------
                                                                      9,705,537
                                                                    -----------

CONSUMER STAPLES - 10.4%
      29,000   PepsiCo, Inc.                                          1,831,350
      61,500   Sysco Corp.                                            2,027,040
      68,000   Walgreen Co.                                           3,040,280
                                                                    -----------
                                                                      6,898,670
                                                                    -----------

ENERGY - 5.1%
      20,000   FMC Technologies, Inc.(a)                              1,315,600
      33,000   Schlumberger, Ltd.                                     2,072,400
                                                                    -----------
                                                                      3,388,000
                                                                    -----------

FINANCIALS - 11.1%
      36,000   American Express Co.                                   2,047,320
      28,000   American International Group, Inc.                     1,878,800
       9,000   Legg Mason, Inc.                                         924,660
      22,000   Mellon Financial Corp.                                   955,460
      21,000   Morgan Stanley                                         1,573,320
                                                                    -----------
                                                                      7,379,560
                                                                    -----------

HEALTH CARE - 18.0%
      17,000   Allergan, Inc.                                         1,899,070
      38,000   Amgen, Inc.(a)                                         2,441,880
       5,000   Intuitive Surgical, Inc.(a)                              555,500
      25,000   Laboratory Corp. of America Holdings(a)                1,993,750
      34,000   Medtronic, Inc.                                        1,712,240
      13,744   Millipore Corp.(a)                                       982,971
      39,000   Stryker Corp.                                          2,418,780
                                                                    -----------
                                                                     12,004,191
                                                                    -----------

INDUSTRIALS - 8.2%
      17,000   Amphenol Corp., Class A                                1,097,180
      29,000   General Electric Co.                                   1,012,680
      14,000   IDEX Corp.                                               728,140

       19,000   Jacobs Engineering Group, Inc.(a)                     1,716,460
       29,000   UTi Worldwide, Inc.                                     874,060
                                                                    -----------
                                                                      5,428,520
                                                                    -----------

SOFTWARE & SERVICES - 19.6%
       52,000   Accenture, Ltd., Class A                              1,856,400
       19,000   CDW Corp.                                             1,179,520
       91,000   Cisco Systems, Inc.(a)                                2,360,540
       31,700   Electronic Arts, Inc.(a)                              1,598,314
       85,000   Microsoft Corp.                                       2,394,450
       25,000   NAVTEQ Corp.(a)                                         799,000
       67,000   Parametric Technology Corp.(a)                        1,277,690
       52,000   Yahoo!, Inc.(a)                                       1,604,720
                                                                    -----------
                                                                     13,070,634
                                                                    -----------

TECHNOLOGY HARDWARE & EQUIPMENT - 10.5%
       55,000   Analog Devices, Inc.                                  1,993,750
       96,000   Dell, Inc.(a)                                         2,193,600
       90,000   EMC Corp.(a)                                          1,255,500
       49,000   Texas Instruments, Inc.                               1,517,040
                                                                    -----------
                                                                      6,959,890
                                                                    -----------

Total Common Stock (Cost $52,372,451)                               64,835,002
                                                                    -----------
SHORT-TERM INVESTMENT - 2.4%
MONEY MARKET FUND - 2.4%
    1,575,199   DBAB Cash Reserve Institutional Shares Treasury
                Series, 4.72%
                (Cost $1,575,199)                                     1,575,199
                                                                    -----------

Total Investments - 99.9% (Cost $53,947,650)*                       $66,410,201
Other Assets & Liabilities, Net - 0.1%                                   54,854
                                                                    -----------
NET ASSETS - 100.0%                                                 $66,465,055
                                                                    ===========
----------------------------------
(a) Non-income producing security.
* Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:

                Gross Unrealized Appreciation              $13,193,172
                Gross Unrealized Depreciation                 (730,621)
                                                           -----------
                Net Unrealized Appreciation (Depreciation) $12,462,551
                                                           ===========

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

--------------------------------------------------------------------------------
BROWN ADVISORY VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2007 (Unaudited)
--------------------------------------------------------------------------------

 Shares                      Security Description                     Value
 ------                      --------------------                     -----

 COMMON STOCK - 95.0%

 BANKS - 8.1%
    150,240   Bank of America Corp.                                $ 7,642,709
     40,450   BB&T Corp.                                             1,718,316
     56,861   Capital One Financial Corp.                            4,382,846
     23,345   City National Corp.                                    1,685,042
                                                                   -----------
                                                                    15,428,913
                                                                   -----------

 BASIC MATERIALS - 5.2%
    124,125   El Du Pont de Nemours & Co.                            6,299,344
    160,090   RPM International, Inc.                                3,746,106
                                                                   -----------
                                                                    10,045,450
                                                                   -----------

 CONSUMER DISCRETIONARY - 5.6%
    160,060   Home Depot, Inc.                                       6,338,376
    219,000   Time Warner, Inc.                                      4,456,650
                                                                   -----------
                                                                    10,795,026
                                                                   -----------

 CONSUMER STAPLES - 7.4%
    118,455   CVS Corp.                                              3,720,671
     54,895   Fortune Brands, Inc.                                   4,413,558
    231,715   Unilever NV                                            6,017,639
                                                                   -----------
                                                                    14,151,868
                                                                   -----------

 DIVERSIFIED FINANCIALS - 5.9%
    153,125   Citigroup, Inc.                                        7,717,500
     77,935   E*Trade Financial Corp.(a)                             1,799,519
     35,930   Nuveen Investments, Inc.                               1,749,432
                                                                   -----------
                                                                    11,266,451
                                                                   -----------

 ENERGY - 8.2%
     77,430   Chevron Corp.                                          5,312,472
     52,005   ConocoPhillips                                         3,402,167
    120,545   Nabors Industries, Ltd. (a)                            3,611,528
     84,005   Weatherford International, Ltd. (a)                    3,372,801
                                                                   -----------
                                                                    15,698,968
                                                                   -----------

 HEALTH CARE - 16.0%
    112,680   Abbott Laboratories                                    6,154,581
     27,670   Amgen, Inc.(a)                                         1,778,074
     67,035   DaVita, Inc. (a)                                       3,656,759
    145,855   Johnson & Johnson                                      9,196,158
    146,195   Merck & Co., Inc.                                      6,455,971
    138,105   Pfizer, Inc.                                           3,447,101
                                                                   -----------
                                                                    30,688,644
                                                                   -----------

 INDUSTRIALS - 12.1%
     86,990   3M Co.                                                 6,444,219
    151,395   Dover Corp.                                            7,235,167

    33,050   Foster Wheeler Ltd.(a)                                   1,827,004
   219,580   General Electric Co.                                     7,667,734
                                                                   ------------
                                                                     23,174,124
                                                                   ------------
INFORMATION TECHNOLOGY - 15.7%
   156,018   Intel Corp.                                              3,096,957
   106,900   Linear Technology Corp.                                  3,548,011
   138,680   Microsoft Corp.                                          3,906,616
   136,110   Molex, Inc.                                              3,992,106
   222,470   Nokia Corp. ADR                                          4,856,520
   235,181   Parametric Technology Corp. (a)                          4,484,902
   104,013   Seagate Technology                                       2,797,950
   199,355   Symantec Corp. (a)                                       3,408,970
                                                                   ------------
                                                                     30,092,032
                                                                   ------------

INSURANCE - 9.3%
   117,300   American International Group, Inc.                       7,870,830
    35,275   Chubb Corp.                                              1,800,789
    34,095   Lincoln National Corp.                                   2,323,574
    39,660   PartnerRe, Ltd.                                          2,755,576
    34,670   Prudential Financial, Inc.                               3,152,890
                                                                   ------------
                                                                     17,903,659
                                                                   ------------

TELECOMMUNICATIONS -1.5%
    75,120   Verizon Communications, Inc.                             2,811,742
                                                                   ------------

Total Common Stock (Cost $158,198,208)                             182,056,877
                                                                   ------------

SHORT-TERM INVESTMENT - 4.4%
MONEY MARKET FUND - 4.4%
 8,341,454   Cash Reserve Fund, Inc. Institutional Shares
             Treasury Series, 4.72% (Cost $8,341,454)                 8,341,454
                                                                   ------------

Total Investments - 99.4% (Cost $166,539,662)*                     $190,398,331
Other Assets and Liabilities, Net - 0.6%                              1,231,794
                                                                   ------------
NET ASSETS - 100.0%                                                $191,630,125
                                                                   ============
----------------------------------
(a) Non-income producing security.
ADR - American Depositary Receipt
* Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:

              Gross Unrealized Appreciation              $24,933,147
              Gross Unrealized Depreciation               (1,074,478)
                                                         -----------
              Net Unrealized Appreciation (Depreciation) $23,858,669
                                                         ===========

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

--------------------------------------------------------------------------------
BROWN ADVISORY SMALL-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2007 (Unaudited)
--------------------------------------------------------------------------------

 Shares                      Security Description                     Value
 ------                      --------------------                     -----

 COMMON STOCK - 99.1%

 AUTOS AND TRANSPORTATION - 1.2%
     58,000   UTi Worldwide, Inc.                                  $ 1,748,120
                                                                   -----------

 CONSUMER DISCRETIONARY- 13.3%
     23,000   Corporate Executive Board Co.                          1,789,630
     24,500   Laureate Education, Inc.(a)                            1,462,160
     30,500   Panera Bread Co.(a)                                    1,867,515
     72,500   PetSmart, Inc.                                         2,197,475
     43,000   PF Chang's China Bistro, Inc.(a)                       1,878,670
    218,000   Regal Entertainment Group, Class A                     4,658,660
     93,000   Take-Two Interactive Software, Inc.(a)                 1,655,400
     60,500   THQ, Inc.(a)                                           1,948,705
     61,500   Urban Outfitters, Inc.(a)                              1,526,430
                                                                   -----------
                                                                    18,984,645
                                                                   -----------

 FINANCIAL SERVICES - 6.8%
     65,000   Factset Research Systems, Inc.                         3,955,900
     24,200   Investment Technology Group, Inc.(a)                     990,506
    119,000   Jack Henry & Associates, Inc.                          2,791,740
    200,380   Online Resources Corp.(a)                              2,073,933
                                                                   -----------
                                                                     9,812,079
                                                                   -----------

 HEALTH CARE - 24.2%
    197,173   Align Technology, Inc.(a)                              3,237,581
     53,500   ArthroCare Corp.(a)                                    1,944,725
    218,000   Eclipsys Corp.(a)                                      4,560,560
     80,000   Gen-Probe, Inc.(a)                                     3,841,600
     93,000   Illumina, Inc. (a)                                     3,123,870
     43,500   Intuitive Surgical, Inc.(a)                            4,832,850
    145,000   LifeCell Corp.(a)                                      3,461,150
     29,400   Martek Biosciences Corp.(a)                              665,028
     50,000   Resmed, Inc. (a)                                       2,389,000
     67,000   Sangamo Biosciences, Inc.(a)                             473,020
     46,500   SonoSite, Inc.(a)                                      1,398,720
     83,000   Sunrise Senior Living, Inc.(a)                         3,252,770
     24,000   Vital Images, Inc.(a)                                    824,880
     40,000   Zymogenetics, Inc.(a)                                    600,000
                                                                   -----------
                                                                    34,605,754
                                                                   -----------

MATERIALS & PROCESSING - 2.5%
    56,500   Senomyx, Inc.(a)                                           713,030
   170,000   Symyx Technologies, Inc.(a)                              2,840,700
                                                                    -----------
                                                                      3,553,730
                                                                    -----------

OTHER ENERGY - 9.5%
    37,000   Dril-Quip, Inc.(a)                                       1,427,460
    80,500   Hornbeck Offshore Services, Inc.(a)                      2,154,985
   301,684   Input/Output, Inc.(a)                                    4,093,852
    81,000   NATCO Group, Inc.(a)                                     2,806,650
    77,500   Oceaneering International, Inc.(a)                       3,056,600
                                                                    -----------
                                                                     13,539,547
                                                                    -----------

PRODUCER DURABLES - 10.9%
   230,501   3D Systems Corp.(a)                                      4,183,593
    65,568   Argon ST, Inc.(a)                                        1,588,713
    48,180   Color Kinetics, Inc.(a)                                    881,694
    85,000   ESCO Technologies, Inc.(a)                               3,705,150
    85,000   Flir Systems, Inc.(a)                                    2,954,600
    45,000   IDEX Corp.                                               2,340,450
                                                                    -----------
                                                                     15,654,200
                                                                    -----------

Technology - 26.8%
    70,000   Akamai Technologies, Inc.(a)                             3,609,900
   120,500   ATMI, Inc.(a)                                            4,005,420
    27,500   Avid Technology, Inc.(a)                                   918,500
    64,000   Concur Technologies, Inc.(a)                             1,034,880
   119,000   FEI Co.(a)                                               3,903,200
   135,000   Integrated Device Technology, Inc.(a)                    2,189,700
   164,000   NAVTEQ Corp.(a)                                          5,241,440
   111,000   Parametric Technology Corp.(a)                           2,116,770
   154,000   Power Integrations, Inc.(a)                              3,992,450
    72,700   Silicon Laboratories, Inc.(a)                            2,195,540
   145,000   SiRF Technology Holdings, Inc.(a)                        4,145,550
    68,371   Synchronoss Technologies, Inc.(a)                        1,231,361
   180,836   Volterra Semiconductor Corp.(a)                          2,546,171
   105,000   WebSideStory, Inc. (a)                                   1,333,500
                                                                    -----------
                                                                     38,464,382
                                                                    -----------

TELECOMMUNICATIONS - 3.9%
   247,000   Cogent Communications Group, Inc. (a)                    5,572,320
                                                                    -----------

Total Common Stock (Cost $111,567,989)                              141,934,777
                                                                    -----------

SHORT-TERM INVESTMENT - 2.1%
MONEY MARKET FUND - 2.1%
 3,055,566   DBAB Cash Reserve Institutional Shares Treasury
             Series, 4.72% (Cost $3,055,566)                         3,055,566
                                                                  ------------

Total Investments - 101.2% (Cost $114,623,555)*                   $144,990,343
Other Assets and Liabilities, Net - (1.2%)                          (1,733,796)
                                                                  ------------
NET ASSETS - 100.0%                                               $143,256,547
                                                                  ============
----------------------------------
(a) Non-income producing security.
* Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:

              Gross Unrealized Appreciation              $33,155,385
              Gross Unrealized Depreciation               (2,788,597)
                                                         -----------
              Net Unrealized Appreciation (Depreciation) $30,366,788
                                                         ===========

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

--------------------------------------------------------------------------------
BROWN ADVISORY SMALL-CAP VALUE FUND
SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2007 (Unaudited)
--------------------------------------------------------------------------------

 Shares                      Security Description                     Value
 ------                      --------------------                     -----

 COMMON STOCK - 95.9%

 BASIC MATERIALS - 4.5%
    134,705   Aceto Corp.                                          $ 1,124,787
     91,700   Compass Minerals International, Inc.                   2,995,839
     76,400   HB Fuller Co.                                          1,907,708
                                                                   -----------
                                                                     6,028,334
                                                                   -----------

 CAPITAL GOODS - 5.3%
    191,100   EDO Corp.                                              4,594,044
     93,700   Kaman Corp.                                            2,137,297
     26,155   Velcro Industries NV                                     420,049
                                                                   -----------
                                                                     7,151,390
                                                                   -----------

 COMMERCIAL SERVICES & SUPPLIES - 13.9%
    309,000   BearingPoint, Inc.(a)                                  2,472,000
    301,914   CBIZ, Inc.(a)                                          2,059,053
     55,700   Chemed Corp.                                           2,578,353
     99,100   Convergys Corp.(a)                                     2,548,852
     86,700   Electro Rent Corp.(a)                                  1,318,707
    172,800   Global Cash Access Holdings, Inc.(a)                   2,657,664
    107,600   Providence Service Corp.(a)                            2,367,200
     51,400   Silgan Holdings, Inc.                                  2,529,394
                                                                   -----------
                                                                    18,531,223
                                                                   -----------

 CONSUMER STAPLES - 1.7%
    201,463   Del Monte Foods Co.                                    2,316,825
                                                                   -----------

 ENERGY - 5.1%
     89,200   Comstock Resources, Inc.(a)                            2,395,020
     45,800   FMC Technologies, Inc.(a)                              3,012,724
     20,700   Penn Virginia Corp.                                    1,442,376
                                                                   -----------
                                                                     6,850,120
                                                                   -----------

 FINANCIALS - 19.1%
     12,970   Affiliated Managers Group, Inc. (a)                    1,472,095
    220,400   Crescent Real Estate EQT Co.                           4,383,756
      4,000   First City Liquidating Trust Loans Assets
              Corp.(a)(b)                                                2,800
    124,500   Hilb Rogal & Hobbs Co.                                 5,639,850
     66,300   Hub International, Ltd.                                2,602,275
     99,800   Interactive Data Corp.                                 2,400,190
     62,500   Investment Technology Group, Inc.(a)                   2,558,125
     93,400   Jackson Hewitt Tax Service, Inc.                       3,012,150
    136,000   Nelnet, Inc., Class A                                  3,512,880
                                                                   -----------
                                                                    25,584,121
                                                                   -----------

HEALTH CARE - 4.0%
   170,900   Ligand Pharmaceuticals, Inc., Class B (a)                1,920,916
    78,900   Syneron Medical, Ltd.(a)                                 2,107,419
    29,400   West Pharmaceutical Services, Inc.                       1,330,644
                                                                    -----------
                                                                      5,358,979
                                                                    -----------

HOTEL, RESTAURANTS & LEISURE - 5.9%
   164,900   AFC Enterprises, Inc.(a)                                 2,834,631
   134,100   Speedway Motorsports, Inc.                               5,011,317
                                                                    -----------
                                                                      7,845,948
                                                                    -----------

HOUSEHOLD DURABLES - 0.8%
     1,630   NVR, Inc.(a)                                             1,103,510
                                                                    -----------

INDUSTRIALS - 1.6%
    86,500   K&F Industries Holdings, Inc.(a)                         2,127,035
                                                                    -----------

INFORMATION TECHNOLOGY - 11.1%
    26,714   Acxiom Corp.                                               570,611
    32,700   Fair Isaac Corp.                                         1,276,281
   309,300   infoUSA, Inc.                                            3,176,511
    61,800   Mantech International Corp.(a)                           2,129,010
   160,600   Progress Software Corp.(a)                               4,504,830
    80,599   VeriFone Holdings, Inc.(a)                               3,147,391
                                                                    -----------
                                                                     14,804,634
                                                                    -----------

MEDIA - 9.0%
   226,200   MDC Partners, Inc., Class A(a)                           1,737,216
    28,100   RH Donnelley Corp.                                       2,010,555
    67,200   Scholastic Corp.(a)                                      2,337,888
   389,900   Sun-Times Media Group, Inc.                              1,555,701
    37,700   Valuevision Media, Inc., Class A(a)                        471,627
    91,410   WebEx Communications, Inc.(a)                            3,969,936
                                                                    -----------
                                                                     12,082,923
                                                                    -----------

RETAILING - 8.6%
    48,500   Barnes & Noble, Inc.                                     1,985,590
    88,200   Cash America International, Inc.                         3,581,802
    11,900   Ihop Corp.                                                 663,068
   133,425   Stage Stores, Inc.                                       2,926,010
   118,100   Triarc Cos., Inc., Class A                               2,304,131
                                                                    -----------
                                                                     11,460,601
                                                                    -----------

TELECOMMUNICATIONS - 1.9%
    53,700   Loral Space & Communications, Inc.(a)                    2,499,735
                                                                    -----------

TRANSPORTATION - 3.4%
   167,900   Pacer International, Inc.                                4,538,337
                                                                    -----------

Total Common Stock (Cost $110,092,066)                              128,283,715
                                                                    -----------

SHORT-TERM INVESTMENT - 4.3%

MONEY MARKET FUND - 4.3%
 5,806,580   DBAB Cash Reserve Institutional Shares Treasury
             Series, 4.72% (Cost $5,806,580)                         5,806,580
                                                                  ------------

Total Investments - 100.2% (Cost $115,898,646)*                   $134,090,295
Other Assets and Liabilities, Net - (0.2%)                            (255,852)
                                                                  ------------
NET ASSETS - 100.0%                                               $133,834,443
                                                                  ============
----------------------------------
(a)Non-income producing security.
(b)Restricted security not registered under the Securities Act of 1933 other than Rule 144A securities.
   At the end of the period, the value of these securities amounted to $2,800 or less than 1% of Net Assets.

                                                                    Acquisition
                                    Acquistion         Acquistion    Value Per
         Security                      Date               Cost         Unit
         --------                      ----               ----         ----
First City Liquidating Trust
    Loans Assets Corp.            March 4, 2003          $8,050       $2.0125

* Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:

              Gross Unrealized Appreciation              $22,881,838
              Gross Unrealized Depreciation               (4,690,189)
                                                         -----------
              Net Unrealized Appreciation (Depreciation) $18,191,649
                                                         ===========

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

--------------------------------------------------------------------------------
BROWN ADVISORY OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2007 (Unaudited)
--------------------------------------------------------------------------------

  Shares                      Security Description                    Value
  ------                      --------------------                    -----

  COMMON STOCK - 96.8%

  CONSUMER DISCRETIONARY - 11.0%
      15,000   Chico's FAS, Inc.(a)                                 $  336,450
       7,400   Laureate Education, Inc.(a)                             441,632
      44,500   Regal Entertainment Group Class A                       950,965
                                                                    ----------
                                                                     1,729,047
                                                                    ----------

  CONSUMER STAPLES - 4.5%
      16,000   Walgreen Co.                                            715,360
                                                                    ----------

  ENERGY - 12.3%
       8,800   FMC Technologies, Inc.(a)                               578,864
      48,657   Input/Output, Inc.(a)                                   660,275
      15,700   NATCO Group, Inc.(a)                                    544,005
       4,000   Oceaneering International, Inc.(a)                      157,760
                                                                    ----------
                                                                     1,940,904
                                                                    ----------

  FINANCIAL - 2.8%
       6,000   Morgan Stanley                                          449,520
                                                                    ----------

  HEALTHCARE - 24.6%
       6,400   Amgen, Inc.(a)                                          411,264
      13,476   DaVita, Inc.(a)                                         735,116
      21,100   Eclipsys Corp.(a)                                       441,412
       5,900   Gen-Probe, Inc.(a)                                      283,318
      11,200   Illumina, Inc.(a)                                       376,208
       2,800   Intuitive Surgical, Inc.(a)                             311,080
      16,800   Lifecell Corp.(a)                                       401,016
       8,800   Medtronic, Inc.                                         443,168
       4,600   Millipore Corp.(a)                                      328,992
      21,500   Sangamo Biosciences, Inc.(a)                            151,790
                                                                    ----------
                                                                     3,883,364
                                                                    ----------

  INDUSTRIAL - 13.0%
      13,900   Dover Corp.                                             664,281
      12,300   ESCO Technologies, Inc.(a)                              536,157
       7,800   Foster Wheeler, Ltd.(a)                                 431,184
       8,200   IDEX Corp.                                              426,482
                                                                    ----------
                                                                     2,058,104
                                                                    ----------

INFORMATION TECHNOLOGY - 27.2%
      9,800   Electronic Arts, Inc.(a)                                  494,116
     14,600   FEI Co.(a)                                                478,880
     24,848   Flir Systems, Inc.(a)                                     863,717
     29,300   NAVTEQ Corp.(a)                                           936,428
     11,850   Power Integrations, Inc.(a)                               307,211
      3,000   Switch & Data Facilities Co., Inc.(a)                      58,440
     29,800   Synchronoss Technologies, Inc.(a)                         536,698
     23,500   Volterra Semiconductor Corp.(a)                           330,880
     22,335   WebSideStory, Inc. (a)                                    283,654
                                                                    -----------
                                                                      4,290,024
                                                                    -----------

MATERIALS - 1.4%
     13,000   Symyx Technologies(a)                                     217,230
                                                                    -----------

Total Common Stock (Cost $13,930,878)                                15,283,553
                                                                    -----------

SHORT-TERM INVESTMENT - 3.0%

MONEY MARKET FUND - 3.0%
    468,272   DBAB Cash Reserve Institutional Shares Treasury
              Series, 4.72% (Cost $468,272)                             468,272
                                                                    -----------

Total Investments - 99.8% (Cost $14,399,150)*                       $15,751,825
Other Assets and Liabilities, Net - 0.2%                                 26,071
                                                                    -----------
NET ASSETS - 100.0%                                                 $15,777,896
                                                                    ===========
----------------------------------
(a) Non-income producing security.
* Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:

               Gross Unrealized Appreciation              $1,840,579
               Gross Unrealized Depreciation                (487,904)
                                                          ----------
               Net Unrealized Appreciation (Depreciation) $1,352,675
                                                          ==========

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

--------------------------------------------------------------------------------
BROWN ADVISORY INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

Shares                        Security Description                     Value
------                        --------------------                     -----

COMMON STOCK - 97.5%
AUSTRALIA - 2.8%
    188,000   Lend Lease Corp., Ltd.                                $ 2,673,758
    468,000   Telstra Corp., Ltd.                                     1,570,878
    343,980   Telstra Corp., Ltd. - Installment Receipts                767,020
    153,938   Woodside Petroleum, Ltd.                                4,519,348
                                                                    -----------
                                                                      9,531,004
                                                                    -----------

CANADA - 1.6%
     45,000   Suncor Energy, Inc.                                     3,190,545
    139,000   Talisman Energy, Inc.(a)                                2,396,675
                                                                    -----------
                                                                      5,587,220
                                                                    -----------

DENMARK - 1.6%
    200,000   H. Lundbeck A/S                                         5,363,073
                                                                    -----------

FINLAND - 1.5%
    237,000   Nokia OYJ                                               5,171,879
                                                                    -----------

FRANCE - 12.1%
     65,000   Axa SA                                                  2,766,360
     20,000   BNP Paribas                                             2,089,327
     19,000   Casino Guichard Perrachon SA                            1,636,869
     32,000   Essilor International SA                                3,652,061
     84,000   France Telecom SA                                       2,282,168
     31,000   L'Oreal SA                                              3,246,251
     30,000   LVMH Moet Hennessy Louis Vuitton SA                     3,324,158
     54,000   Sanofi-Aventis (a)                                      4,592,126
     29,715   SEB SA (a)                                              4,932,379
      9,000   Societe BIC SA                                            615,285
     74,000   Societe Television Francaise 1                          2,494,250
    102,500   Total SA                                                6,920,598
     50,400   Valeo SA                                                2,481,816
                                                                    -----------
                                                                     41,033,648
                                                                    -----------

GERMANY - 4.7%
     29,000   Allianz SE                                              6,244,028
     24,000   BASF AG                                                 2,441,130
     39,524   Bayerische Motoren Werke AG                             2,285,713
     47,000   Hannover Rueckversicherung AG                           2,012,109
     27,000   Siemens AG                                              2,843,459
                                                                    -----------
                                                                     15,826,439
                                                                    -----------

GREECE - 1.1%
    144,300   Public Power Corp.                                      3,731,386
                                                                    -----------

 HONG KONG - 5.7%
    213,000   China Mobile, Ltd.                                      1,979,227
    500,000   CLP Holdings, Ltd.                                      3,663,742
  4,450,000   CNOOC, Ltd.                                             3,588,228
  1,530,000   Hong Kong & China Gas Co., Ltd. (a)                     3,340,795
    174,200   HSBC Holdings plc (a)                                   3,047,867
    320,000   Hutchison Whampoa, Ltd.                                 3,045,162
    495,000   Techtronic Industries Co.                                 677,904
                                                                     ----------
                                                                     19,342,925
                                                                     ----------

 INDIA - 0.4%
    251,000   Mahanagar Telephone Nigam ADR                           1,500,980
                                                                     ----------

 IRELAND - 2.6%
    193,000   Allied Irish Banks plc                                  5,672,639
     75,000   CRH plc                                                 3,128,433
                                                                     ----------
                                                                      8,801,072
                                                                     ----------

 ISRAEL - 0.6%
     53,000   Teva Pharmaceutical Industries Ltd., ADR                1,884,680
                                                                     ----------

 ITALY - 0.6%
    167,000   Mediaset SpA                                            1,940,396
                                                                     ----------

 JAPAN - 31.6%
     47,000   Advantest Corp.                                         2,198,877
     76,000   Astellas Pharma, Inc.                                   3,330,997
     63,750   Canon, Inc.                                             3,483,195
     92,000   Daikin Industries, Ltd.                                 3,286,408
    114,000   Daito Trust Construction Co., Ltd.                      5,525,989
     70,000   Denso Corp.                                             2,725,161
     62,000   Eisai Co., Ltd.                                         3,157,201
     62,000   FamilyMart Co., Ltd. (a)                                1,701,643
     35,500   Fanuc, Ltd.                                             3,171,811
     20,000   Funai Electric Co., Ltd. (a)                            1,930,499
     24,500   Hirose Electric Co., Ltd.                               3,093,147
     76,000   Honda Motor Co., Ltd.                                   2,836,803
     67,000   Hoya Corp.                                              2,319,807
     84,000   Kao Corp.                                               2,454,419
     12,870   Keyence Corp.                                           3,029,066
    110,000   Kuraray Co., Ltd.                                       1,202,044
     91,000   Millea Holdings, Inc.                                   3,404,383
     91,000   Mitsubishi Corp.                                        2,121,015
    132,000   Mitsubishi Estate Co., Ltd.                             4,113,330
        270   Mitsubishi UFJ Financial Group, Inc.                    3,328,970
     35,000   Murata Manufacturing Co., Ltd.                          2,535,996
        240   Nippon Telegraph & Telephone Corp.                      1,272,812
     91,000   Nitto Denko Corp.                                       4,649,326
      2,000   NTT DoCoMo, Inc.                                        3,665,076
    165,000   OKUMA Corp.                                             1,900,604
    230,000   Onward Kashiyama Co., Ltd.                              3,210,657
      7,000   ORIX Corp.                                              1,927,121

    34,900   Rohm Co., Ltd.                                           3,203,674
    61,000   Secom Co., Ltd.                                          3,075,370
   119,000   Sega Sammy Holdings, Inc.                                2,979,648
    15,000   Shimamura Co., Ltd.                                      1,699,954
    51,000   Shin-Etsu Chemical Co., Ltd.                             3,195,710
    51,000   Sony Corp.                                               2,657,349
   357,000   Sumitomo Chemical Co., Ltd.                              2,713,339
    82,200   Takeda Pharmaceutical Co., Ltd.                          5,650,534
    50,000   TIS, Inc.                                                1,032,386
    37,000   Toyota Motor Corp.                                       2,505,933
    24,000   Union Tool Co. (a)                                       1,021,492
                                                                    -----------
                                                                    107,311,746
                                                                    -----------

KOREA - 1.0%
     7,700   Samsung Electronics Co., Ltd.                            3,556,676
                                                                    -----------

NETHERLANDS - 4.6%
    83,500   Akzo Nobel NV                                            5,148,237
    61,000   Heineken Holding NV                                      2,575,941
    64,000   ING Groep NV                                             2,733,117
   135,500   Reed Elsevier NV                                         2,395,659
    66,779   TNT NV                                                   2,873,004
                                                                    -----------
                                                                     15,725,958
                                                                    -----------

NORWAY - 0.8%
    93,000   Norsk Hydro ASA                                          2,881,229
                                                                    -----------

SINGAPORE - 1.0%
   243,000   DBS Group Holdings, Ltd.                                 3,384,932
                                                                    -----------

SPAIN - 1.5%
   149,000   Banco Santander Central Hispano SA                       2,762,509
    40,000   Inditex SA                                               2,328,591
                                                                    -----------
                                                                      5,091,100
                                                                    -----------

SWEDEN - 1.6%
   710,000   Ericsson LM, Class B                                     2,532,814
    58,000   Hennes & Mauritz AB, Class B                             3,031,027
                                                                    -----------
                                                                      5,563,841
                                                                    -----------

SWITZERLAND - 2.8%
     9,100   Nestle SA                                                3,389,728
    52,000   Novartis AG                                              2,894,814
    11,100   Zurich Financial Services AG                             3,178,454
                                                                    -----------
                                                                      9,462,996
                                                                    -----------

THAILAND - 0.5%
12,000,000   Charoen Pokphand Foods Public Co., Ltd.                  1,641,267
                                                                    -----------

UNITED KINGDOM - 16.8%
    42,000   AstraZeneca plc                                          2,362,990
   143,000   Aviva plc                                                2,297,888
   380,000   BG Group plc                                             5,165,701

     728,400   BP plc                                                7,469,302
     580,000   Centrica plc                                          4,264,119
     105,000   Emap plc                                              1,490,276
     161,000   GlaxoSmithKline plc                                   4,522,738
      87,000   HBOS plc                                              1,847,500
     490,000   Kingfisher plc                                        2,420,882
      77,000   Reckitt Benckiser plc                                 3,878,362
     300,000   Rexam plc                                             2,970,239
     149,900   Rio Tinto plc                                         8,056,702
      69,500   Royal Bank of Scotland Group plc                      2,742,864
      98,390   Unilever plc                                          2,630,563
     864,312   Vodafone Group plc                                    2,402,517
     430,000   William Morrison Supermarkets plc                     2,508,791
                                                                  ------------
                                                                    57,031,434
                                                                  ------------

 Total Common Stock (Cost $258,866,152)                            331,365,881
                                                                  ------------

 SHORT-TERM INVESTMENTS - 6.9%

  Principal
  ---------
 MONEY MARKET DEPOSIT ACCOUNT - 0.0%
 $    41,248   Citibank Money Market Deposit Account, 4.92%
               (Cost $41,248)                                           41,248
                                                                  ------------

   Shares
   ------
 MONEY MARKET FUNDS - 6.9%
   7,591,852   Citi(SM) Institutional Trust Liquid Reserves,
               Class A, 5.27%                                        7,591,852
  15,772,316   Citibank Investors Principal Preservation
               Trust(b), 5.32%                                      15,772,316
                                                                  ------------

 Total Money Market Funds (Cost $23,364,168)                        23,364,168
                                                                  ------------

 Total Short-Term Investments (Cost $23,405,416)                    23,405,416
                                                                  ------------

 Total Investments - 104.4% (Cost $282,271,568)*                  $354,771,297
 Other Assets and Liabilities, Net - (4.4)%                        (14,836,091)
                                                                  ------------
 NET ASSETS - 100.0%                                              $339,935,206
                                                                  ============
----------------------------------
(a) Security or a portion of the security is on loan at period end.
(b) Investment made with cash collateral received from securities on loan.
ADR American Depositary Receipt.
* Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:

              Gross Unrealized Appreciation              $77,082,410
              Gross Unrealized Depreciation               (4,582,681)
                                                         -----------
              Net Unrealized Appreciation (Depreciation) $72,499,729
                                                         ===========

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

--------------------------------------------------------------------------------
BROWN ADVISORY REAL ESTATE FUND
SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2007 (Unaudited)
--------------------------------------------------------------------------------

 Shares                       Security Description                    Value
 ------                       --------------------                    -----

 REAL ESTATE INVESTMENT TRUSTS (REITS) - 94.3%

 DIVERSIFIED - 5.0%
     11,765   Vornado Realty Trust                                  $1,496,508
                                                                    ----------

 OFFICE/INDUSTRIAL - 28.1%
     13,655   AMB Property Corp.                                       802,641
     13,855   BioMed Realty Trust, Inc.                                387,247
     14,330   Boston Properties, Inc.                                1,721,033
     17,735   Corporate Office Properties Trust                        904,840
     10,045   Douglas Emmett, Inc.                                     277,845
     11,825   Duke Realty Corp.                                        521,010
      4,880   EastGroup Properties, Inc.                               263,422
     13,115   First Potomac Realty Trust                               392,794
      6,975   Kilroy Realty Corp.                                      574,391
     26,065   Prologis                                               1,723,679
      5,850   SL Green Realty Corp.                                    853,281
                                                                    ----------
                                                                     8,422,183
                                                                    ----------

 REGIONAL MALLS - 15.1%
     11,880   General Growth Properties, Inc.                          753,548
      9,655   Macerich Co.                                             903,708
     19,845   Simon Property Group, Inc.                             2,237,325
     10,970   Taubman Centers, Inc.                                    652,386
                                                                    ----------
                                                                     4,546,967
                                                                    ----------

 RESIDENTIAL - 16.9%
     21,620   Archstone-Smith Trust                                  1,219,584
      9,100   AvalonBay Communities, Inc.                            1,251,796
      5,720   BRE Properties, Inc., Class A                            379,236
      5,540   Camden Property Trust                                    398,769
     22,475   Equity Residential                                     1,141,505
      2,195   Home Properties, Inc.                                    128,583
     17,035   United Dominion Realty Trust, Inc.                       556,193
                                                                    ----------
                                                                     5,075,666
                                                                    ----------

 SPECIALTY - 13.7%
      7,075   Healthcare Realty Trust, Inc.                            274,086
     11,250   Hersha Hospitality Trust                                 125,438
     40,930   Host Hotels & Resorts, Inc.                            1,075,640
     12,810   LaSalle Hotel Properties                                 569,148
     10,280   Nationwide Health Properties, Inc.                       340,063
     17,235   Omega Healthcare Investors, Inc.                         310,919

       938   Sovran Self Storage, Inc.                                   54,610
     8,140   Sunstone Hotel Investors, Inc.                             230,688
    16,805   U-Store-It Trust                                           362,988
    16,780   Ventas, Inc.                                               769,027
                                                                    -----------
                                                                      4,112,607
                                                                    -----------

STRIP CENTER - 15.5%
    16,685   Cedar Shopping Centers, Inc.                               267,794
     5,775   Developers Diversified Realty Corp.                        378,609
     9,930   Federal Realty Investment Trust                            898,566
    25,205   Kimco Realty Corp.                                       1,266,803
     9,085   Kite Realty Group Trust                                    184,062
    12,525   Regency Centers Corp.                                    1,073,894
    14,570   Tanger Factory Outlet Centers, Inc.                        585,423
                                                                    -----------
                                                                      4,655,151
                                                                    -----------

Total Real Estate Investment Trusts (Cost $19,147,845)               28,309,082
                                                                    -----------

SHORT-TERM INVESTMENT - 5.2%

MONEY MARKET FUND - 5.2%
 1,572,831   DBAB Cash Reserve Institutional Shares Treasury
             Series, 4.72% (Cost $1,572,831)                          1,572,831
                                                                    -----------

Total Investments - 99.5% (Cost $20,720,676)*                       $29,881,913
Other Assets and Liabilities, Net - 0.5%                                135,372
                                                                    -----------
NET ASSETS - 100.0%                                                 $30,017,285
                                                                    ===========
----------------------------------
* Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:

              Gross Unrealized Appreciation              $9,161,237
              Gross Unrealized Depreciation                       -
                                                         ----------
              Net Unrealized Appreciation (Depreciation) $9,161,237
                                                         ==========

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

--------------------------------------------------------------------------------
BROWN ADVISORY MARYLAND BOND FUND
SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

Face Amount                                   Security Description                                     Rate  Maturity   Value
-----------                                   --------------------                                     ----  --------   -----

MUNICIPAL BONDS - 95.2%
GENERAL OBLIGATION BONDS - 41.9%
$  250,000  Anne Arundel County Maryland                                                               5.00% 02/15/10 $  259,930
   565,000  Anne Arundel County Maryland Consolidated General Improvement                              5.00  03/01/15    618,455
 1,350,000  Anne Arundel County Maryland Consolidated Water & Sewer                                    5.00  03/01/17  1,471,851
   100,000  Anne Arundel County Maryland General Improvement                                           5.25  08/01/09    103,879
   100,000  Anne Arundel County Maryland Prerefunded 02/01/08 @ 101                                    5.00  02/01/10    102,250
   165,000  Anne Arundel County Maryland Prerefunded 05/15/09 @ 101                                    5.00  05/15/13    171,514
   500,000  Anne Arundel County Maryland Prerefunded 02/15/11 @ 101                                    4.75  02/15/17    525,305
   500,000  Anne Arundel County Maryland Prerefunded 02/15/11 @ 101                                    4.80  02/15/18    526,220
 1,400,000  Baltimore County Maryland Consolidated Public Improvement                                  5.00  09/01/13  1,497,496
   835,000  Baltimore County Maryland Metropolitan District                                            4.40  08/01/09    850,648
   500,000  Baltimore County Maryland Metropolitan District 67th Issue                                 5.00  06/01/07    501,770
   220,000  Baltimore Maryland                                                                         7.50  10/15/08    233,204
   440,000  Baltimore Maryland Consolidated Public Improvement Series A MBIA Insured                   5.00  10/15/14    480,119
   250,000  Caroline County Maryland Public Improvement XLCA Insured                                   4.00  11/01/20    252,290
   500,000  Carroll County Maryland County Commissioners Consolidated Public Improvement               4.00  12/01/15    513,640
 1,000,000  Carroll County Maryland County Commissioners Consolidated Public Improvement               5.00  11/01/15  1,100,970
   100,000  Carroll County Maryland County Commissioners Consolidated Public Improvement               5.00  12/01/15    102,017
            Prerefunded 12/01/07 @ 101
   500,000  Charles County Maryland Consolidated Public Improvement                                    4.20  02/01/11    510,895
   500,000  Charles County Maryland County Commissioners Consolidated Public Improvement               4.00  03/01/10    505,865
   250,000  Charles County Maryland County Commissioners Consolidated Public Improvement               5.00  03/01/16    275,148
   800,000  Frederick County Maryland Public Facilities                                                4.00  07/01/08    804,280
   100,000  Frederick County Maryland Public Facilities                                                5.00  07/01/07    100,471
   250,000  Frederick County Maryland Public Facilities                                                5.00  08/01/16    273,580
 1,000,000  Frederick County Maryland Public Facilities                                                5.00  12/01/17  1,094,640
   500,000  Frederick County Maryland Public Facilities                                                5.25  11/01/18    570,105
   500,000  Frederick County Maryland Public Facilities                                                5.25  11/01/21    578,810
   225,000  Frederick County Maryland Public Facilities Series A                                       3.80  07/01/07    225,155
   250,000  Garrett County Maryland Hospital Refunding FGIC Insured                                    5.10  07/01/09    258,138
   200,000  Harford County Maryland Consolidated Public Improvement                                    4.25  01/15/13    206,146
   740,000  Harford County Maryland Unrefunded Balance                                                 5.00  12/01/13    761,652
   685,000  Howard County Maryland Consolidated Public Improvement Project Series A                    5.00  08/15/14    747,410
   300,000  Howard County Maryland Consolidated Public Improvement Project Series A                    5.00  08/15/15    329,784
   240,000  Howard County Maryland Consolidated Public Improvement Series A                            4.30  02/15/08    241,608
   350,000  Howard County Maryland Consolidated Public Improvement Series A                            5.00  02/15/08    354,644
    30,000  Howard County Maryland Consolidated Public Improvement Series A                            5.00  02/15/09     30,407
            Prerefunded 02/15/08 @ 100
   295,000  Howard County Maryland Consolidated Public Improvement Unrefunded Balance Series A         5.00  02/15/09    298,915
   565,000  Maryland National Capital Park & Planning Park Acquisition & Development Series BB-2       3.50  07/01/09    563,910
   385,000  Maryland State & Local Facilities Loan 1st Series                                          4.00  03/01/08    386,567
    50,000  Maryland State & Local Facilities Loan 1st Series                                          4.50  03/01/14     51,383
            Prerefunded 03/01/09 @ 101
   500,000  Maryland State & Local Facilities Loan 1st Series                                          4.75  03/01/09    510,540
   680,000  Maryland State & Local Facilities Loan 1st Series                                          5.00  08/01/07    684,019
   500,000  Maryland State & Local Facilities Loan 1st Series                                          5.00  08/01/15    544,320
   225,000  Maryland State & Local Facilities Loan 2nd Series                                          5.00  08/01/08    228,537
   500,000  Maryland State & Local Facilities Loan 2nd Series                                          5.00  08/01/13    539,970
   150,000  Maryland State & Local Facilities Loan 2nd Series                                          5.00  08/01/09    152,370
            Prerefunded 08/01/07 @ 101
   500,000  Maryland State & Local Facilities Loan 2nd Series Series A                                 5.00  08/01/15    549,440
 2,210,000  Maryland State & Local Facilities Loan Capital Improvement Series A                        5.50  08/01/13  2,449,542
 1,000,000  Maryland State Refunding                                                                   5.00  02/01/14  1,085,430
   325,000  Montgomery County Maryland Consolidated Public Improvement Series A                        4.70  01/01/13    330,941
 1,100,000  Montgomery County Maryland Consolidated Public Improvement Series A                        5.00  01/01/10  1,122,913
   500,000  Montgomery County Maryland Consolidated Public Improvement Series A                        5.00  09/01/15    544,735
   500,000  Montgomery County Maryland Consolidated Public Improvement Series A                        5.00  04/01/17    541,275
 1,090,000  Montgomery County Maryland Consolidated Public Improvement Series A                        4.88  05/01/13  1,116,825

          Prerefunded 05/01/08 @ 101
  125,000 Montgomery County Maryland Consolidated Public Improvement Series A                        4.75 05/01/12    129,279
          Prerefunded 05/01/09 @ 101
  100,000 Montgomery County Maryland Consolidated Public Improvement Series A                        5.60 01/01/16    106,409
          Prerefunded 01/01/10 @ 101
1,000,000 Montgomery County Maryland Series A                                                        5.00 11/01/07  1,009,370
  500,000 Montgomery County Maryland Series A                                                        5.00 11/01/09    517,870
  500,000 Ocean City Maryland FGIC Insured                                                           4.25 03/01/11    511,430
1,000,000 Prince Georges County Maryland Consolidated Public Improvement                             3.25 09/15/11    977,830
   50,000 Prince Georges County Maryland Consolidated Public Improvement                             5.00 10/01/12     52,216
          Prerefunded 10/01/09 @ 101 FSA Insured
  500,000 St. Mary's County Maryland Public Facilities                                               3.25 11/01/08    496,720
  500,000 Washington Suburban Sanitation District - General Construction                             4.25 06/01/10    510,270
  500,000 Washington Suburban Sanitation District - General Construction                             5.00 06/01/08    508,600
  100,000 Washington Suburban Sanitation District - General Construction                             5.00 06/01/23    103,126
          Prerefunded 06/01/09 @ 100
  450,000 Washington Suburban Sanitation District - Sewage Disposal                                  5.25 06/01/07    451,876
1,000,000 Washington Suburban Sanitation District - Sewage Disposal                                  5.25 06/01/10  1,051,030
  200,000 Washington Suburban Sanitation District - Sewage Disposal 2nd Series                       4.75 06/01/07    200,580
  500,000 Washington Suburban Sanitation District - Water Supply                                     4.25 06/01/10    510,270
  475,000 Washington Suburban Sanitation District - Water Supply                                     4.38 06/01/07    475,926
  500,000 Washington Suburban Sanitation District - Water Supply 2nd Series                          3.00 06/01/11    484,830
                                                                                                                   ----------
                                                                                                                   36,979,560
                                                                                                                   ----------

REVENUE BONDS - 53.3%

  725,000 Baltimore County Maryland Catholic Health Initiatives Series A                             5.00 09/01/19    787,727
  925,000 Baltimore Maryland Convention Center MBIA Insured                                          5.00 09/01/19    959,503
  500,000 Baltimore Maryland Convention Center SR Series A XLCA Insured                              5.25 09/01/19    555,210
1,000,000 Baltimore Maryland Wastewater Project Series C AMBAC Insured                               5.00 07/01/21  1,093,160
  185,000 Carroll County Maryland Fairhaven & Copper Ridge Series A RADIAN Insured                   5.20 01/01/10    192,184
  170,000 Frederick County Maryland Educational Facilities Revenue Mount                             4.65 09/01/07    170,508
          Saint Mary's College Series A
  400,000 Frederick County Maryland Educational Facilities Revenue Mount                             4.80 09/01/09    406,512
          Saint Mary's College Series A
  400,000 Frederick County Maryland Educational Facilities Revenue Mount                             5.63 09/01/38    431,288
          Saint Mary's University
  175,000 Maryland State Community Development Administration - Residential                          4.05 09/01/07    174,556
          Program Series A
1,000,000 Maryland State Community Development Administration - Single                               4.65 04/01/12  1,028,150
          Family Program 1st Series
  500,000 Maryland State Community Development Administration - Single                               4.75 04/01/13    514,740
          Family Program 1st Series
  500,000 Maryland State Department of Transportation                                                4.25 02/15/18    517,490
  500,000 Maryland State Department of Transportation                                                5.00 11/01/08    511,380
  500,000 Maryland State Department of Transportation                                                5.00 12/15/08    512,180
  455,000 Maryland State Department of Transportation                                                5.00 05/01/12    484,479
1,000,000 Maryland State Department of Transportation                                                5.25 12/15/14  1,108,100
1,300,000 Maryland State Department of Transportation                                                5.25 12/15/16  1,464,944
  500,000 Maryland State Department of Transportation                                                5.50 02/01/10    526,350
1,050,000 Maryland State Department of Transportation 2nd Issue                                      4.00 06/01/13  1,071,819
1,850,000 Maryland State Department of Transportation Prerefunded 12/15/08 @ 100                     5.50 12/15/11  1,911,346
  255,000 Maryland State Economic Development Corporation - Bowie State University Project           4.00 06/01/09    248,304
  500,000 Maryland State Economic Development Corporation - Maryland                                 5.00 06/01/15    531,605
          Department of Transportation Headquarters
  250,000 Maryland State Economic Development Corporation - University of                            4.00 06/01/09    252,328
          Maryland College Park Project
  340,000 Maryland State Economic Development Corporation - University of                            4.25 06/01/10    346,909
          Maryland College Park Project
  700,000 Maryland State Economic Development Corporation - University of                            4.00 07/01/08    703,199
          Maryland College Park Project AMBAC Insured
  300,000 Maryland State Economic Development Corporation - University of                            5.38 07/01/12    320,340
          Maryland College Park Project AMBAC Insured
  430,000 Maryland State Economic Development Corporation - University of Maryland/Baltimore         4.00 10/01/08    420,695
  245,000 Maryland State Economic Development Corporation - University of Maryland/Baltimore         4.50 10/01/11    236,562
  410,000 Maryland State Economic Development Corporation - University Village                       4.75 07/01/07    411,246
          Sheppard Pratt ACA Insured

  500,000 Maryland State Health & Higher Educational Facilities - Adventist Health Care Series A          5.00 01/01/14   518,275
  500,000 Maryland State Health & Higher Educational Facilities - Board of Child Care                     4.50 07/01/12   512,980
  450,000 Maryland State Health & Higher Educational Facilities - Bullis School FSA Insured               5.00 07/01/13   475,488
  100,000 Maryland State Health & Higher Educational Facilities - Bullis School FSA Insured               5.00 07/01/15   105,443
  120,000 Maryland State Health & Higher Educational Facilities - Carroll County General Hospital         4.25 07/01/08   120,632
  250,000 Maryland State Health & Higher Educational Facilities - Carroll County General Hospital         4.63 07/01/10   255,457
  500,000 Maryland State Health & Higher Educational Facilities - Carroll County General Hospital         5.00 07/01/13   523,075
  500,000 Maryland State Health & Higher Educational Facilities - Charity Obligated Group Series A        4.75 11/01/14   516,580
          Prerefunded 05/01/09 @ 101
  500,000 Maryland State Health & Higher Educational Facilities - Civista Medical Center RADIAN Insured   4.50 07/01/28   503,860
  350,000 Maryland State Health & Higher Educational Facilities - Doctors Community Hospital Series A     4.00 07/01/13   348,201
  270,000 Maryland State Health & Higher Educational Facilities - Edenwald Series A                       4.80 01/01/12   274,471
  400,000 Maryland State Health & Higher Educational Facilities - Frederick Memorial Hospital             3.60 07/01/08   398,740
  450,000 Maryland State Health & Higher Educational Facilities - Frederick Memorial Hospital             4.20 07/01/11   454,248
  250,000 Maryland State Health & Higher Educational Facilities - Goucher College                         4.50 07/01/19   255,795
  500,000 Maryland State Health & Higher Educational Facilities - Greater Baltimore Medical Center        5.00 07/01/20   519,315
  300,000 Maryland State Health & Higher Educational Facilities - Johns Hopkins Health                    5.10 07/01/10   307,218
          System AMBAC Insured
  500,000 Maryland State Health & Higher Educational Facilities - Johns Hopkins Hospital                  4.60 05/15/14   516,100
  100,000 Maryland State Health & Higher Educational Facilities - Johns Hopkins Hospital                  4.70 05/15/15   103,461
  500,000 Maryland State Health & Higher Educational Facilities - Johns Hopkins Hospital                  5.00 05/15/10   519,420
  900,000 Maryland State Health & Higher Educational Facilities - Johns Hopkins Hospital                  5.00 05/15/11   943,965
   90,000 Maryland State Health & Higher Educational Facilities - Johns Hopkins University                6.00 07/01/39    95,705
          Prerefunded 07/01/09 @ 101
  250,000 Maryland State Health & Higher Educational Facilities - Johns Hopkins University Series A       4.00 07/01/08   251,208
  500,000 Maryland State Health & Higher Educational Facilities - Johns Hopkins University Series A       5.00 07/01/10   521,270
  250,000 Maryland State Health & Higher Educational Facilities - Johns Hopkins University Series A       5.00 07/01/12   263,220
  250,000 Maryland State Health & Higher Educational Facilities - Johns Hopkins University Series A       5.00 07/01/13   263,015
  235,000 Maryland State Health & Higher Educational Facilities - Kennedy Krieger Institute               3.88 07/01/10   234,297
  200,000 Maryland State Health & Higher Educational Facilities - Kennedy Krieger Institute               4.38 07/01/13   203,258
  535,000 Maryland State Health & Higher Educational Facilities - Kennedy Krieger Institute               5.30 07/01/12   545,128
  575,000 Maryland State Health & Higher Educational Facilities - Lifebridge Health Series A              5.00 07/01/08   584,591
1,000,000 Maryland State Health & Higher Educational Facilities - Lifebridge Health Series A              5.00 07/01/10 1,040,140
  250,000 Maryland State Health & Higher Educational Facilities - McLean School                           5.00 07/01/08   250,930
  250,000 Maryland State Health & Higher Educational Facilities - Medstar Health                          4.38 08/15/13   254,863
1,000,000 Maryland State Health & Higher Educational Facilities - Medstar Health                          5.00 08/15/09 1,027,360
1,000,000 Maryland State Health & Higher Educational Facilities - Peninsula Regular Medical Center        5.00 07/01/26 1,061,630
  635,000 Maryland State Health & Higher Educational Facilities - Sheppard Pratt Series A                 3.00 07/01/09   620,573
  430,000 Maryland State Health & Higher Educational Facilities - Sheppard Pratt Series A                 3.30 07/01/10   420,329
  250,000 Maryland State Health & Higher Educational Facilities - Union Hospital of Cecil County          3.75 07/01/08   250,120
  900,000 Maryland State Health & Higher Educational Facilities - University of Maryland                  5.00 07/01/09   911,835
          Medical System
  750,000 Maryland State Health & Higher Educational Facilities - University of Maryland                  5.00 07/01/12   779,782
          Medical System
  250,000 Maryland State Health & Higher Educational Facilities - Washington Christian Academy            5.25 07/01/18   256,455
  805,000 Maryland State Industrial Development Financing Authority - American Center for Physics
          Facility                                                                                        3.95 12/15/07   807,004
  500,000 Maryland State Industrial Development Financing Authority - Holy Cross                          5.50 12/01/08   515,455
          Health System Corp.
  500,000 Maryland State Industrial Development Financing Authority - National                            4.50 11/01/14   517,900
          Aquarium Baltimore Facility Series B
  500,000 Maryland State Transportation Authority FSA Insured                                             5.00 07/01/10   521,750
  500,000 Maryland State Water Quality Financing Series A                                                 5.00 09/01/15   549,450
  500,000 Montgomery County Maryland - Housing Opportunity Commission                                     4.90 05/15/31   515,565
          Aston Woods Apartments Series A Multi-Family Revenue
  200,000 Montgomery County Maryland - Housing Opportunity Commission                                     5.40 07/01/11   208,958
          Housing Development Series A Multi-Family Revenue
  245,000 Montgomery County Maryland - Housing Opportunity Commission Series A Single Family Mortgage     2.85 07/01/07   244,270
  105,000 Montgomery County Maryland - Housing Opportunity Commission Series A Single Family Mortgage     4.15 07/01/08   104,880
  200,000 Montgomery County Maryland - Housing Opportunity Commission Series A FHA/VA Insured             3.45 07/01/11   198,242
  500,000 Montgomery County Maryland - Solid Waste Disposal Series A AMBAC Insured                        3.25 06/01/08   497,390
  400,000 Queen Annes County Maryland - Public Facilities MBIA Insured                                    5.00 11/15/17   437,100
  485,000 University of Maryland System Auxiliary Facility & Tuition Revenue Series A                     4.00 10/01/08   487,997
1,000,000 University of Maryland System Auxiliary Facility & Tuition Revenue Series A                     5.00 04/01/08 1,014,880
  440,000 University of Maryland System Auxiliary Facility & Tuition Revenue Series A                     5.00 04/01/10   457,789
  500,000 University of Maryland System Auxiliary Facility & Tuition Revenue Series A                     5.00 04/01/13   536,695
  510,000 University of Maryland System Auxiliary Facility & Tuition Revenue Series A                     5.13 04/01/21   541,850
  185,000 University of Maryland System Auxiliary Facility & Tuition Revenue Series A                     5.00 04/01/09   187,072

              Prerefunded 04/01/07 @ 101
      190,000 University of Maryland System Auxiliary Facility & Tuition Revenue Series A           5.00  04/01/10     192,128
              Prerefunded 04/01/07 @ 101
      680,000 University of Maryland System Auxiliary Facility & Tuition Revenue                    5.00  04/01/09     687,541
              Unrefunded Balance Series A
      310,000 University of Maryland System Auxiliary Facility & Tuition Revenue                    5.00  04/01/10     313,438
              Unrefunded Balance Series A
      500,000 Westminster Maryland Educational Facilities Revenue - McDaniel College, Inc.          4.38  11/01/24     503,310
    1,115,000 Worcester County Maryland - Consolidated Public Improvement Project                   5.00  03/01/13   1,198,971
                                                                                                                   -----------
                                                                                                                    47,140,882
                                                                                                                   -----------

Total Municipal Bonds (Cost $83,657,870)                                                                            84,120,442
                                                                                                                   -----------
Shares
------
SHORT-TERM INVESTMENTS - 4.7%
DEMAND NOTES - 2.1 %
    1,000,000 Maryland State Health & Higher Educational Facilities - Gilman School
              LOC Suntrust Bank (a)                                                                 3.51  01/01/36   1,000,000
      220,000 Montgomery County Maryland - Board Antics Notes Series A (a)                          3.40  06/01/26     220,000
      650,000 Westminster Maryland Economic Development Carroll Lutheran Village Series C,
              LOC Citizens Bank of PA (a)                                                           3.50  05/01/34     650,000
                                                                                                                   -----------
Total Demand Notes (Cost $1,870,000)                                                                                 1,870,000
                                                                                                                   -----------

MONEY MARKET FUND - 2.6%
    2,287,196 Citi(SM) Institutional Tax Free Reserves (Cost $2,287,196)                            3.35             2,287,196
                                                                                                                   -----------

Total Short-Term Investments (Cost $4,157,196)                                                                       4,157,196
                                                                                                                   -----------

Total Investments - 99.9% (Cost $87,815,066)*                                                                      $88,277,638
Other Assets and Liabilities, Net - 0.1%                                                                                96,648
                                                                                                                   -----------
NET ASSETS - 100.0%                                                                                                $88,374,286
                                                                                                                   ===========
----------------------------------
ACA           American Capital Access
AMBAC         American Municipal Bond Assurance Corporation
FGIC          Financial Guaranty Insurance Corporation
FSA           Financial Security Assurance
MBIA          Municipal Bond Insurance Association
RADIAN        Radian Asset Assurance
XLCA          XL Capital Assurance, Inc.
(a)           Variable Rate Security.
*             Cost for Federal income tax purposes is substantially the same as for financial statement purposes
              statement purposes and net unrealized appreciation (depreciation) consists of:

              Gross Unrealized Appreciation                                                    $ 829,344
              Gross Unrealized Depreciation                                                     (366,772)
                                                                                               ---------
              Net Unrealized Appreciation (Depreciation)                                       $ 462,572
                                                                                               =========

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

--------------------------------------------------------------------------------
BROWN ADVISORY INTERMEDIATE INCOME FUND
SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

Face Amount                            Security Description                           Rate  Maturity    Value
-----------                            --------------------                           ----  --------    -----

ASSET BACKED SECURITIES - 4.9%
$    1,093,441 Ford Credit Auto Owner Trust Series 06-A-A2A                           5.04% 09/15/08 $ 1,093,640
     2,000,000 Honda Auto Receivables Owner Trust Series 04-2-A4                      3.81  10/15/09   1,975,891
     1,797,827 WFS Financial Owner Trust Series 03-4-A4                               3.15  05/20/11   1,781,348
     2,500,000 World Omni Auto Receivables Trust 05-B-A4(a)                           5.34  09/20/12   2,502,304
                                                                                                     -----------
Total Asset Backed Securities (Cost $7,354,606)                                                        7,353,183
                                                                                                     -----------

CORPORATE BONDS & NOTES - 21.8%
     1,500,000 Allfirst Financial, Inc.                                               7.20  07/01/07   1,506,987
     2,000,000 America Movil SA de CV                                                 5.50  03/01/14   1,984,226
     3,265,000 American Express Centurion(a)                                          5.40  11/16/07   3,268,817
     1,000,000 Baltimore Gas & Electric MTN                                           6.75  06/05/12   1,061,667
     2,000,000 Berkley (WR) Corp.                                                     5.13  09/30/10   1,988,906
       700,000 Block Financial Corp.                                                  8.50  04/15/07     702,158
     3,125,000 Block Financial Corp.                                                  5.13  10/30/14   3,014,847
     4,000,000 Comcast Corp.                                                          6.50  01/15/17   4,292,492
     2,055,000 FIA Credit Services NA                                                 7.13  11/15/12   2,259,657
     1,000,000 General Electric Capital Corp. MTN Series A                            6.88  11/15/10   1,062,699
     3,000,000 General Electric Co.                                                   5.00  02/01/13   2,993,586
     2,500,000 Kraft Foods, Inc.                                                      5.25  06/01/07   2,498,533
     1,300,000 Merrill Lynch & Co.                                                    4.00  09/15/08   1,282,875
     4,000,000 SLM Corp. MTN Series A(a)                                              3.82  02/01/10   3,853,760
       800,000 Wilmington Trust Corp.                                                 6.63  05/01/08     806,521
                                                                                                     -----------
Total Corporate Bonds & Notes (Cost $32,569,210)                                                      32,577,731
                                                                                                     -----------

US GOVERNMENT & AGENCY OBLIGATIONS - 66.7%
FFCB - 1.8%
       640,000 FFCB                                                                   5.20  03/20/13     652,767
     2,000,000 FFCB                                                                   6.00  06/11/08   2,027,742
                                                                                                     -----------
                                                                                                       2,680,509
                                                                                                     -----------

FHLB NOTES - 10.0%
     2,000,000 FHLB                                                                   4.15  07/05/07   1,992,582
     3,000,000 FHLB                                                                   5.13  12/29/14   2,960,988
     3,065,502 FHLB Series 00-0606-Y                                                  5.27  12/28/12   3,139,871
     3,000,000 FHLB Series RF-07                                                      6.75  08/15/07   3,019,863
     1,725,613 FHLB Series TQ-2015-A                                                  5.07  10/20/15   1,742,127
     2,000,000 FHLMC Series MTN                                                       5.50  02/22/13   1,996,232
                                                                                                     -----------
                                                                                                      14,851,663
                                                                                                     -----------

MORTGAGE BACKED SECURITIES - 39.8%
     1,739,184 FHLMC Pool # 1B0889(a)                                                 4.51  05/01/33   1,714,574
     3,425,867 FHLMC Pool # 1J0203(a)                                                 5.20  04/01/35   3,425,720
     2,350,115 FHLMC Pool # A40782                                                    5.00  12/01/35   2,283,558
        24,960 FHLMC Pool # C00210                                                    8.00  01/01/23      26,344
       138,672 FHLMC Pool # E20099                                                    6.50  05/01/09     140,280
     1,710,569 FHLMC Pool # E93051                                                    5.50  12/01/17   1,718,792
         2,753 FHLMC Pool # G10049                                                    8.00  10/01/07       2,765
       129,056 FHLMC Pool # G10543                                                    6.00  06/01/11     130,664
       120,372 FHLMC Pool # G10682                                                    7.50  06/01/12     123,441
       111,937 FHLMC Pool # G10690                                                    7.00  07/01/12     115,115
     5,502,277 FHLMC Pool # G11649                                                    4.50  02/01/20   5,337,718
     1,495,043 FHLMC Pool # M80814                                                    5.00  05/01/10   1,493,089
     1,614,274 FHLMC Pool # M80931                                                    5.50  08/01/11   1,624,428
       572,994 FHLMC Pool # M90747                                                    5.50  08/01/07     572,465
     1,381,885 FHLMC Pool # M90831                                                    4.00  08/01/08   1,362,825
     2,252,806 FHLMC Series 2782-PA                                                   4.00  11/15/33   2,146,353
     3,693,786 FHLMC Series R005-VA                                                   5.50  03/15/16   3,736,357
       505,480 FNMA Pool # 254089                                                     6.00  12/01/16     514,100
        19,123 FNMA Pool # 326570                                                     7.00  02/01/08      19,157

    88,474 FNMA Pool # 409589                                                                     9.50  11/01/15       94,015
   362,559 FNMA Pool # 433646                                                                     6.00  10/01/13      368,515
   205,502 FNMA Pool # 539082                                                                     7.00  08/01/28      213,035
    39,953 FNMA Pool # 572448                                                                     7.00  03/01/27       41,414
   417,154 FNMA Pool # 625536                                                                     6.00  01/01/32      423,057
   238,941 FNMA Pool # 628837                                                                     6.50  03/01/32      245,414
 1,687,825 FNMA Pool # 663238                                                                     5.50  09/01/32    1,679,172
 1,972,178 FNMA Pool # 725544                                                                     5.50  12/01/17    1,983,590
   429,442 FNMA Pool # 741373(a)                                                                  4.15  12/01/33      426,483
   733,169 FNMA Pool # 744805(a)                                                                  4.47  11/01/33      721,008
   849,502 FNMA Pool # 764342(a)                                                                  4.00  02/01/34      836,596
 1,388,197 FNMA Pool # 805440                                                                     7.00  11/01/34    1,433,782
 7,100,130 FNMA Pool # 831413                                                                     5.50  04/01/36    7,045,977
 1,597,513 FNMA Pool # 848817                                                                     5.00  01/01/36    1,552,786
 4,211,331 FNMA Pool # 866920(a)                                                                  5.37  02/01/36    4,219,481
 4,772,579 FNMA Pool # 871084                                                                     5.50  11/01/36    4,736,178
 6,480,819 FNMA Pool # 909932                                                                     6.00  03/01/37    6,539,342
    94,625 GNMA Pool # 487110                                                                     6.50  04/15/29       97,499
    16,117 GNMA Pool # 571166                                                                     7.00  08/15/31       16,788
   172,227 GNMA Pool # 781186                                                                     9.00  06/15/30      186,858
                                                                                                                 ------------
                                                                                                                   59,348,735
                                                                                                                 ------------

US TREASURY SECURITIES - 15.1%
 7,000,000 US Treasury Inflation Index                                                            2.00  01/15/14    7,560,771
 5,000,000 US Treasury Inflation Index                                                            2.50  07/15/16    5,138,333
10,000,000 US Treasury Note                                                                       4.25  08/15/15    9,792,970
                                                                                                                 ------------
                                                                                                                   22,492,074
                                                                                                                 ------------

Total US Government & Agency Obligations (Cost $99,387,935)                                                        99,372,981
                                                                                                                 ------------

SHORT-TERM INVESTMENTS - 6.1%
CERTIFICATE OF DEPOSIT - 2.0%

  Shares
  ------
 3,000,000 Deutsche Bank (a) (Cost $3,000,000)                                                    5.06  04/05/07    3,000,000
                                                                                                                 ------------

MONEY MARKET FUND - 4.1%
 6,044,203 Citi(SM) Institutional Liquid Reserves Class A (Cost $6,044,203)                       5.27              6,044,203
                                                                                                                 ------------

Total Short-Term Investments (Cost $9,044,203)                                                                      9,044,203
                                                                                                                 ------------

Total Investments - 99.5% Cost ($148,355,954)*                                                                   $148,348,098
Other Assets and Liabilities, Net - 0.5%                                                                              799,802
                                                                                                                 ------------
NET ASSETS - 100.0%                                                                                              $149,147,900
                                                                                                                 ============
----------------------------------
FFCB       Federal Farm Credit Bank
FHLB       Federal Home Loan Bank
FHLMC      Federal Home Loan Mortgage Corporation
FNMA       Federal National Mortgage Association
GNMA       Government National Mortgage Association
MTN        Medium Term Note
(a)        Variable rate security.
*          Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:

           Gross Unrealized Appreciation                                                   $ 1,027,416
           Gross Unrealized Depreciation                                                    (1,035,272)
                                                                                           -----------
           Net Unrealized Appreciation (Depreciation)                                      $    (7,856)
                                                                                           ===========

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

--------------------------------------------------------------------------------
MASTRAPASQUA GROWTH FUND
SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                          SECURITY
SHARES                                   DESCRIPTION                                 VALUE
------                                   -----------                                 -----

COMMON STOCK - 100.6%

AEROSPACE AND DEFENSE - 3.3%
     5,000                 United Technologies Corp.                               $  328,150
                                                                                   ----------

AMUSEMENT AND RECREATION SERVICES - 3.4%
    10,000                 Walt Disney Co.                                            342,600
                                                                                   ----------

BUSINESS SERVICES - 10.3%
     5,600                 Akamai Technologies, Inc.(a)                               288,792
     5,000                 Autodesk, Inc.                                             205,750
     6,500                 Monster Worldwide, Inc.(a)                                 324,090
    12,900                 Oracle Corp.(a)                                            211,947
                                                                                   ----------
                                                                                    1,030,579
                                                                                   ----------

CHEMICALS & ALLIED PRODUCTS - 11.1%
     5,000                 Celgene Corp.(a)                                           266,500
     5,500                 Genentech, Inc.(a)                                         464,036
     4,200                 Medimmune, Inc. (a)                                        134,022
     4,000                 Praxair, Inc.                                              246,760
                                                                                   ----------
                                                                                    1,111,318
                                                                                   ----------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT -
10.2%
    13,300                 Applied Materials, Inc.                                    246,981
    10,000                 Broadcom Corp., Class A(a)                                 340,900
     7,800                 Cisco Systems, Inc.(a)                                     202,332
     5,700                 Qualcomm, Inc.                                             229,596
                                                                                   ----------
                                                                                    1,019,809
                                                                                   ----------

ENGINEERING - 4.5%
     5,000                 Jacobs Engineering Group, Inc.(a)                          451,700
                                                                                   ----------

Financals - 8.2%
     4,000                 Morgan Stanley                                             299,680
    10,000                 Charles Schwab Corp.                                       184,800
     5,000                 T Rowe Price Group, Inc.                                   232,800
     1,700                 UBS AG- Regular                                            100,368
                                                                                   ----------
                                                                                      817,648
                                                                                   ----------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 10.0%
     2,500                 Apple Computer, Inc.(a)                                    211,525
    17,500                 EMC Corp.(a)                                               244,125
     3,500                 Hewlett-Packard Co.                                        137,830
     2,400                 IBM Corp.                                                  223,224
    30,000                 Sun Microsystems, Inc.(a)                                  183,900
                                                                                   ----------
                                                                                    1,000,604
                                                                                   ----------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC, MEDICAL & OPTICAL
GOODS - 1.4%
     4,600                 Agilent Technologies, Inc.(a)                              145,912
                                                                                   ----------

MEDICAL INFORMATION - 4.1%
     5,500                 Baxter International, Inc.                                 275,055
     2,600                 Cerner Corp.(a)                                            135,486
                                                                                   ----------
                                                                                      410,541
                                                                                   ----------


MEDICAL SERVICES - 2.6%
 5,000        United Health Group, Inc.                      $   261,000
                                                             -----------

OIL & GAS EXTRACTION - 10.0%
 3,100        Baker Hughes, Inc.                                 201,841
 4,000        GlobalSantaFe Corp.                                230,520
 3,800        National Oilwell Varco, Inc.(a)                    264,632
 4,900        Schlumberger, Ltd.                                 307,720
                                                             -----------
                                                               1,004,713
                                                             -----------

PHARMACEUTICALS - 6.4%
 2,900        Express Scripts, Inc.(a)                           218,689
 6,000        Gilead Sciences, Inc.(a)                           429,360
                                                             -----------
                                                                 648,049
                                                             -----------

RETAIL - 10.4%
 3,400        Costco Wholesale Corp.                             190,026
 5,700        Limited Brands, Inc.                               157,776
 4,000        Nike, Inc., Class B                                417,880
10,000        TJX Companies, Inc.                                275,000
                                                             -----------
                                                               1,040,682
                                                             -----------

SOFTWARE - 2.1%
 5,300        Adobe Systems, Inc.                                208,025
                                                             -----------

TRANSPORTATION - 2.6%
 3,300        Burlington Northern Santa Fe Corp.                 261,327
                                                             -----------

Total Common Stock (Cost $8,459,246)                          10,082,657
                                                             -----------

TOTAL INVESTMENTS IN SECURITIES - 100.6% (COST $8,459,247)*  $10,082,657
OTHER ASSETS AND LIABILITIES, NET - (0.6)%                       (57,128)
                                                             -----------
NET ASSETS - 100.0%                                          $10,025,529
                                                             ===========

----------------------------------
ADR American Depositary Receipt
(a)Non-income producing security.
* Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consist of:

              Gross Unrealized Appreciation            $1,774,362
              Gross Unrealized Depreciation              (150,952)
                                                       ----------
              Net Unrealized Appreciation
              (Depreciation)                           $1,623,410
                                                       ==========

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

Item 2. Controls and Procedures.

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Certifications as required by Rule 30a-2(a) under the Act are attached hereto.

                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


FORUM FUNDS

By:   /s/ Simon D. Collier
      ---------------------------------
      Simon D. Collier, President & Principal Executive Officer

Date: April 27, 2007
      ---------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Simon D. Collier
      ---------------------------------
      Simon D. Collier, President & Principal Executive Officer

Date: April 27, 2007
      ---------------------------------

By:   /s/ Trudance L.C. Bakke
      ---------------------------------
      Trudance L.C. Bakke, Principal Financial Officer

Date: April 27, 2007
      ---------------------------------